TRANSAMERICA FUNDS

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Supplement to the Currently Effective Retail Prospectus, dated March 1, 2022

Effective immediately, the table presented under the sub-section “Dividends and Distributions” in the “Shareholder Information - Distributions and Taxes” section of the Retail Prospectus is deleted in its entirety and replaced with the following:

Each fund generally pays any dividends from net investment income annually, except the following:

Fund	Pay quarterly dividends	Pay monthly dividends	Declare dividends daily and pay monthly
Transamerica Asset Allocation - Conservative Portfolio	X
Transamerica Bond			X
Transamerica Core Bond (formerly, Transamerica Intermediate Bond)			X
Transamerica Emerging Markets Debt	X
Transamerica Energy Infrastructure	X
Transamerica Floating Rate			X
Transamerica Government Money Market			X
Transamerica High Yield Bond			X
Transamerica High Yield ESG			X
Transamerica High Yield Muni			X
Transamerica Inflation Opportunities		X
Transamerica Intermediate Muni			X
Transamerica Large Cap Value	X
Transamerica Large Growth	X
Transamerica Multi-Asset Income		X
Transamerica Multi-Managed Balanced	X
Transamerica Short-Term Bond			X
Transamerica Sustainable Bond			X
Transamerica Sustainable Equity Income	X
Transamerica Unconstrained Bond			X

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Supplement to the Currently Effective Class R3 Prospectus, dated March 1, 2022

Effective immediately, the table presented under the sub-section “Dividends and Distributions” in the “Shareholder Information - Distributions and Taxes” section of the Class R3 shares Prospectus is deleted in its entirety and replaced with the following:

Each fund generally pays any dividends from net investment income annually, except the following:

Fund	Pay quarterly dividends	Pay monthly dividends	Declare dividends daily and pay monthly
Transamerica Asset Allocation - Conservative Portfolio	X
Transamerica High Yield ESG			X
Transamerica Sustainable Bond			X

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Supplement to the Currently Effective Class A, Class C and Class I shares Prospectus for Transamerica Core Bond

(formerly, Transamerica Intermediate Bond) , dated November 1, 2022

Effective immediately, the second paragraph under the sub-section “Dividends and Distributions” in the “Shareholder Information - Distributions and Taxes” section of the Class A, Class C and Class I shares Prospectus for Transamerica Core Bond (formerly, Transamerica Intermediate Bond) is deleted in its entirety and replaced with the following:

The fund generally declares any dividends from net investment income daily and pays such dividends monthly.

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Supplement to the Currently Effective Class I2 shares Prospectus, dated March 1, 2022

Effective immediately, the table presented under the sub-section “Dividends and Distributions” in the “Shareholder Information - Distributions and Taxes” section of the Class I2 shares Prospectus is deleted in its entirety and replaced with the following:

Each fund generally pays any dividends from net investment income annually, except the following:

Fund	Pay quarterly dividends	Pay monthly dividends	Declare dividends daily and pay monthly
Transamerica Bond			X
Transamerica Core Bond (formerly, Transamerica Intermediate Bond)			X
Transamerica Emerging Markets Debt	X
Transamerica Energy Infrastructure	X
Transamerica Floating Rate			X
Transamerica Government Money Market			X
Transamerica High Yield Bond			X
Transamerica High Yield ESG			X
Transamerica High Yield Muni			X
Transamerica Inflation Opportunities		X
Transamerica Intermediate Muni			X
Transamerica Large Cap Value	X
Transamerica Multi-Asset Income		X
Transamerica Multi-Managed Balanced	X
Transamerica Short-Term Bond			X
Transamerica Sustainable Bond			X
Transamerica Sustainable Equity Income	X
Transamerica Unconstrained Bond			X

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Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 shares Prospectus, dated March 1, 2022

Effective immediately, the table presented under the sub-section “Dividends and Distributions” in the “Shareholder Information - Distributions and Taxes” section of the Class R, Class R2, Class R4 and Class I3 shares Prospectus is deleted in its entirety and replaced with the following:

Each fund generally pays any dividends from net investment income annually, except the following:

Fund	Pay quarterly dividends	Pay monthly dividends	Declare dividends daily and pay monthly
Transamerica Asset Allocation Intermediate Horizon	X
Transamerica Asset Allocation Long Horizon	X
Transamerica Asset Allocation Short Horizon	X
Transamerica Balanced II	X
Transamerica Bond			X
Transamerica Core Bond (formerly, Transamerica Intermediate Bond)			X
Transamerica Government Money Market			X
Transamerica High Yield Bond			X
Transamerica High Yield ESG			X
Transamerica Inflation-Protected Securities	X
Transamerica Large Core	X
Transamerica Large Growth	X
Transamerica Large Value Opportunities	X
Transamerica Multi-Managed Balanced	X
Transamerica Sustainable Bond			X

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Investors Should Retain this Supplement for Future Reference

December 30, 2022